Business Combination - Additional Information (Details) $ in Thousands					12 Months Ended
	Sep. 01, 2018 CNY (¥)	Mar. 01, 2018 CNY (¥) Segment	Jan. 25, 2017 CNY (¥)	Jan. 01, 2017 CNY (¥)	Feb. 28, 2019 CNY (¥)	Feb. 28, 2019 USD ($)	Feb. 28, 2018 CNY (¥)	Feb. 28, 2017 CNY (¥)	Sep. 01, 2019 CNY (¥)	Feb. 28, 2019 USD ($)	Jul. 01, 2018 CNY (¥)	Feb. 28, 2018 USD ($)
Business Acquisition [Line Items]
Investment in equity investee					¥ 219,000					$ 33
Goodwill					149,775,000		¥ 557,000	¥ 557,000		$ 22,384		$ 83
Net income (loss) for the year					(1,470,000)	$ (220)	¥ 41,844,000	¥ 17,339,000
Selling, General and Administrative Expenses [Member]
Business Acquisition [Line Items]
Transaction costs					2,038,000
Shane Education
Business Acquisition [Line Items]
Date of acquisition agreement				Jan. 01, 2017
Percentage of equity interest attributed to the Group				70.00%
Investment in equity investee				¥ 10,000,000
Goodwill				557,000
Intangible assets recognized from acquisitions				¥ 0
Equity interest attributed to the Group as at February 28, 2019				70.00%
Modern Art School
Business Acquisition [Line Items]
Date of acquisition agreement			Jan. 25, 2017
Percentage of equity interest attributed to the Group			100.00%
Goodwill			¥ 0
Intangible assets recognized from acquisitions			0
Equity interest payment of cash consideration			4,247,000
Equity interest cash consideration due amount			¥ 1,247,000
Equity interest attributed to the Group as at February 28, 2019			100.00%
Wupin Education
Business Acquisition [Line Items]
Date of acquisition agreement		Mar. 01, 2018
Percentage of equity interest attributed to the Group		90.00%
Goodwill		¥ 114,613,000
Equity interest payment of cash consideration					128,880,000
Equity interest attributed to the Group as at February 28, 2019		90.00%
Number of operating segments acquired | Segment		6
Revenue					26,263,000
Net income (loss) for the year					4,238,000
Non-controlling interests acquired		¥ 15,799,000
Fantasy
Business Acquisition [Line Items]
Percentage of equity interest attributed to the Group	51.00%
Goodwill									¥ 18,141,000
Equity interest payment of cash consideration	¥ 12,000,000
Equity interest cash consideration due amount					5,400,000
Equity interest attributed to the Group as at February 28, 2019	51.00%
Revenue					7,660,000
Net income (loss) for the year					1,806,000
Non-controlling interests acquired									¥ 11,529,000
Chongqing School
Business Acquisition [Line Items]
Date of acquisition agreement	Sep. 01, 2018
Percentage of equity interest attributed to the Group	51.00%
Goodwill	¥ 14,072,000
Intangible assets recognized from acquisitions	980,000
Equity interest payment of cash consideration	¥ 8,000,000
Equity interest cash consideration due amount					4,715,000
Equity interest attributed to the Group as at February 28, 2019	51.00%
Non-controlling interests acquired	¥ 7,686,000
Shanghai Zhixun Education Equipment Co., Ltd and Its Shareholder
Business Acquisition [Line Items]
Goodwill											¥ 2,950,000
Intangible assets recognized from acquisitions											¥ 3,200,000
Equity interest payment of cash consideration					5,350,000
Chongqing Jianzhi and Nanxiang
Business Acquisition [Line Items]
Revenue					7,598,000
Net income (loss) for the year					¥ 1,611,000